Variable interest entities (Details) - VIE - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Variable interest entities
Registered capital funds of the VIEs and its subsidiaries	¥ 14,357,869	¥ 13,444,434
Non-distributable statutory reserves of the VIEs and its subsidiaries	¥ 64,034	¥ 23,808